Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of the Reporting Date Warrant Liabilities - Warrant Liabilities [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	11,662,486	16,218,438
Warrant liabilities	€ 21,626,000	€ 2,439,000
Public warrants [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	7,187,486	7,187,486
Warrant liabilities	€ 5,243,000	€ 1,348,000
Private warrants [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	4,475,000	4,475,000
Warrant liabilities	€ 3,280,000	€ 1,091,000
Warrants relating to shareholder loans [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued		3,216,667
Warrant liabilities	11,114,000
Warrants relating to capital increases [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued		1,339,285
Warrant liabilities	€ 1,989,000